Quarterly Holdings Report
for
Fidelity® U.S. Low Volatility Equity Fund
January 31, 2022
USL-NPRT3-0422
1.9896230.102
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	103,500	2,639,250
HKT Trust/HKT Ltd. unit	745,626	1,017,478
Liberty Global PLC Class C (a)	106,800	2,887,872
Verizon Communications, Inc.	50,600	2,693,438
		9,238,038
Entertainment - 2.0%
Activision Blizzard, Inc.	33,497	2,646,598
Electronic Arts, Inc.	19,454	2,580,768
Netflix, Inc. (a)	4,795	2,048,136
		7,275,502
Interactive Media & Services - 2.1%
Alphabet, Inc. Class A (a)	1,531	4,142,993
Meta Platforms, Inc. Class A (a)	10,785	3,378,509
		7,521,502
Media - 2.0%
Charter Communications, Inc. Class A (a)	4,300	2,551,362
Comcast Corp. Class A	49,700	2,484,503
Liberty Broadband Corp. Class C (a)(b)	16,500	2,448,765
		7,484,630
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	28,676	3,101,883
TOTAL COMMUNICATION SERVICES		34,621,555
CONSUMER DISCRETIONARY - 5.6%
Hotels, Restaurants & Leisure - 0.8%
Domino's Pizza, Inc.	6,700	3,046,155
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (a)	950	2,841,897
Multiline Retail - 3.0%
Dollar General Corp.	15,807	3,295,443
Dollar Tree, Inc. (a)	29,820	3,912,980
Target Corp.	16,200	3,570,966
		10,779,389
Specialty Retail - 1.0%
Murphy U.S.A., Inc.	18,900	3,716,874
TOTAL CONSUMER DISCRETIONARY		20,384,315
CONSUMER STAPLES - 15.0%
Beverages - 2.3%
Keurig Dr. Pepper, Inc.	72,950	2,768,453
Monster Beverage Corp. (a)	35,962	3,118,625
The Coca-Cola Co.	43,253	2,638,866
		8,525,944
Food & Staples Retailing - 4.2%
BJ's Wholesale Club Holdings, Inc. (a)	63,842	3,924,368
Costco Wholesale Corp.	7,367	3,721,293
Grocery Outlet Holding Corp. (a)(b)	103,615	2,629,749
Kroger Co.	57,200	2,493,348
Walmart, Inc.	18,700	2,614,447
		15,383,205
Food Products - 3.7%
Archer Daniels Midland Co.	35,400	2,655,000
Bunge Ltd.	28,700	2,837,282
Mondelez International, Inc.	45,013	3,017,221
Nestle SA (Reg. S)	18,335	2,367,752
TreeHouse Foods, Inc. (a)	72,100	2,792,433
		13,669,688
Household Products - 3.2%
Kimberly-Clark Corp.	21,651	2,980,260
Procter & Gamble Co.	19,286	3,094,439
Reynolds Consumer Products, Inc.	99,700	3,017,919
The Clorox Co.	15,200	2,551,472
		11,644,090
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	8,700	2,712,573
Tobacco - 0.9%
Philip Morris International, Inc.	30,100	3,095,785
TOTAL CONSUMER STAPLES		55,031,285
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Coterra Energy, Inc.	126,600	2,772,540
FINANCIALS - 9.5%
Capital Markets - 4.3%
Cboe Global Markets, Inc.	26,100	3,093,633
Intercontinental Exchange, Inc.	24,301	3,077,965
Morningstar, Inc.	8,800	2,529,208
NASDAQ, Inc.	21,660	3,881,689
Virtu Financial, Inc. Class A	102,900	3,182,697
		15,765,192
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	10,348	3,239,131
Insurance - 4.3%
Arthur J. Gallagher & Co.	10,100	1,595,194
Assurant, Inc.	16,626	2,535,631
Brown & Brown, Inc.	63,334	4,197,775
Marsh & McLennan Companies, Inc.	18,716	2,875,526
The Travelers Companies, Inc.	16,761	2,785,343
Willis Towers Watson PLC	7,086	1,657,841
		15,647,310
TOTAL FINANCIALS		34,651,633
HEALTH CARE - 16.0%
Biotechnology - 4.6%
AbbVie, Inc.	22,900	3,134,781
Amgen, Inc.	12,817	2,911,253
Horizon Therapeutics PLC (a)	24,000	2,239,920
Regeneron Pharmaceuticals, Inc. (a)	5,354	3,258,391
Seagen, Inc. (a)	12,300	1,654,473
Vertex Pharmaceuticals, Inc. (a)	15,472	3,760,470
		16,959,288
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	21,000	2,676,660
Masimo Corp. (a)	9,768	2,147,690
		4,824,350
Health Care Providers & Services - 1.7%
Humana, Inc.	6,376	2,502,580
UnitedHealth Group, Inc.	7,591	3,587,279
		6,089,859
Life Sciences Tools & Services - 3.4%
Bio-Rad Laboratories, Inc. Class A (a)	4,500	2,698,785
Danaher Corp.	11,346	3,242,573
Thermo Fisher Scientific, Inc.	6,412	3,727,296
West Pharmaceutical Services, Inc.	6,500	2,555,930
		12,224,584
Pharmaceuticals - 5.0%
AstraZeneca PLC (United Kingdom)	21,231	2,469,760
Bristol-Myers Squibb Co.	39,698	2,576,003
Eli Lilly & Co.	16,556	4,062,677
Merck & Co., Inc.	23,500	1,914,780
Roche Holding AG (participation certificate)	6,768	2,619,212
Sanofi SA sponsored ADR	45,300	2,355,600
Zoetis, Inc. Class A	11,900	2,377,501
		18,375,533
TOTAL HEALTH CARE		58,473,614
INDUSTRIALS - 11.4%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	5,861	2,280,691
Northrop Grumman Corp.	6,378	2,359,222
		4,639,913
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	26,100	2,731,365
United Parcel Service, Inc. Class B	13,200	2,669,172
		5,400,537
Commercial Services & Supplies - 1.6%
Republic Services, Inc.	21,300	2,719,158
Waste Connections, Inc. (United States)	25,450	3,173,615
		5,892,773
Industrial Conglomerates - 0.8%
Roper Technologies, Inc.	6,700	2,928,972
Machinery - 0.8%
IDEX Corp.	13,797	2,972,426
Professional Services - 2.3%
Booz Allen Hamilton Holding Corp. Class A	31,288	2,400,728
FTI Consulting, Inc. (a)	21,900	3,193,239
Verisk Analytics, Inc.	14,364	2,817,211
		8,411,178
Road & Rail - 3.1%
J.B. Hunt Transport Services, Inc.	10,900	2,098,686
Knight-Swift Transportation Holdings, Inc. Class A	51,800	2,930,844
Landstar System, Inc.	20,168	3,226,880
Old Dominion Freight Lines, Inc.	10,700	3,230,651
		11,487,061
TOTAL INDUSTRIALS		41,732,860
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.5%
Cisco Systems, Inc.	54,600	3,039,582
Motorola Solutions, Inc.	10,800	2,504,952
		5,544,534
Electronic Equipment & Components - 1.7%
Keyence Corp.	5,167	2,660,406
Keysight Technologies, Inc. (a)	21,298	3,595,528
		6,255,934
IT Services - 6.8%
Accenture PLC Class A	11,637	4,114,610
Akamai Technologies, Inc. (a)	25,811	2,956,650
Cognizant Technology Solutions Corp. Class A	32,500	2,776,150
Fidelity National Information Services, Inc.	15,968	1,914,883
MasterCard, Inc. Class A	7,531	2,909,828
Maximus, Inc.	29,957	2,316,275
OBIC Co. Ltd.	14,700	2,428,759
VeriSign, Inc. (a)	12,600	2,736,468
Visa, Inc. Class A	12,194	2,757,917
		24,911,540
Software - 6.0%
Adobe, Inc. (a)	6,408	3,423,794
Black Knight, Inc. (a)	35,293	2,632,858
Citrix Systems, Inc.	23,300	2,375,202
Intuit, Inc.	4,500	2,498,535
Microsoft Corp.	12,495	3,885,695
NortonLifeLock, Inc.	107,200	2,788,272
Salesforce.com, Inc. (a)	12,243	2,848,089
SAP SE sponsored ADR	12,100	1,515,041
		21,967,486
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	19,200	3,355,776
FUJIFILM Holdings Corp. ADR	24,200	1,615,834
		4,971,610
TOTAL INFORMATION TECHNOLOGY		63,651,104
MATERIALS - 2.3%
Containers & Packaging - 0.8%
Ball Corp.	31,500	3,058,650
Metals & Mining - 1.5%
Barrick Gold Corp. (Canada)	119,776	2,292,530
Newmont Corp.	52,872	3,234,180
		5,526,710
TOTAL MATERIALS		8,585,360
REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Alexandria Real Estate Equities, Inc.	14,033	2,734,190
American Tower Corp.	10,884	2,737,326
CubeSmart	67,444	3,422,109
Digital Realty Trust, Inc.	17,600	2,626,448
SBA Communications Corp. Class A	3,900	1,269,216
		12,789,289
UTILITIES - 7.6%
Electric Utilities - 3.6%
Evergy, Inc.	35,581	2,311,342
FirstEnergy Corp.	74,500	3,126,020
NextEra Energy, Inc.	37,088	2,897,315
PPL Corp.	66,211	1,965,142
Southern Co.	43,100	2,995,019
		13,294,838
Multi-Utilities - 2.5%
Dominion Energy, Inc.	37,389	3,015,797
NiSource, Inc.	110,500	3,224,390
Public Service Enterprise Group, Inc.	44,400	2,953,932
		9,194,119
Water Utilities - 1.5%
American States Water Co. (b)	31,100	2,868,353
American Water Works Co., Inc.	16,000	2,572,800
		5,441,153
TOTAL UTILITIES		27,930,110
TOTAL COMMON STOCKS (Cost $311,039,892)		360,623,665

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	1,776,486	1,776,842
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	4,260,031	4,260,458
TOTAL MONEY MARKET FUNDS (Cost $6,037,300)		6,037,300

Equity Funds - 1.1%
	Shares	Value ($)
Domestic Equity Funds - 1.1%
iShares MSCI USA Minimum Volatility ETF (Cost $4,314,667)	54,000	4,107,240

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $321,391,859)	370,768,205
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(5,129,477)
NET ASSETS - 100.0%	365,638,728

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	854,004	27,777,195	26,854,357	574	-	-	1,776,842	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	1,665,825	31,121,588	28,526,955	1,425	-	-	4,260,458	0.0%
Total	2,519,829	58,898,783	55,381,312	1,999	-	-	6,037,300

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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